Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
14.	RELATED PARTY BALANCES AND TRANSACTIONS

Name of Related Party	Relationship to Us
Zhuoqin Huang	Chairman of the board of the Company
Shenzhen HipHopJust Information Technology Co., Ltd.	Minority shareholder of Shenzhen JamBox
Weiyi Lin	Director of Xiamen Pop Shuzhi and former vice president and former director of the Company
Lei Wang	Director of Pupu Sibo
Wanquan Yi	Director of Shenzhen Pop
Shenzhen JamBox	A company controlled by Wanquan Yi, director of Shenzhen Pop
Xiamen Hualiu Boying Film & Media Co., Ltd. (“Hualiu Boying”).	A company with minority interest
Xiamen Pupu Investment	A company controlled by the Chairman of the Company

As of June 30, 2024 and 2023, due from related parties consisted of the following:

		As of June 30,
		2024	2023
Lei Wang	Receivable on disposal of a subsidiary	$11,903	$-
Wanquan Yi	Receivable on disposal of a subsidiary	247,688	-
Shenzhen JamBox	Outstanding balance on date of disposal of this subsidiary and further loan to this company	389,559	-
Weiyi Lin	Temporary loan	-	13,280
		649,150	13,280
Allowance for credit loss		-	-
Due from related parties, net		$649,150	$13,280

Due from related parties of Lei Wang, Wanqun Yi, and Shenzhen JamBox have been settled in amount of $11,903, $206,407, and $193,334, respectively, by November 14, 2024.

As of June 30, 2024 and 2023, accounts receivable, net - related parties consisted of the following:

		As of June 30,
		2024	2023
Shenzhen JamBox	Outstanding balance on date of disposal of this subsidiary	$2,121,725	$-
Hualiu Boying		8,373	-
Xiamen Pupu Investment		165	-
		2,130,263	-
Allowance for credit loss		(1,513)	-
Accounts receivable, net-related parties		$2,128,750	$-

Accounts receivable of Shenzhen JamBox, Hualiu Boying, and Xiamen Pupu Investment were fully settled as of November 14, 2024.

As of June 30, 2024 and 2023, contract liability - related parties consisted of the following:

		As of June 30,
		2024	2023
Xiamen Pupu Investment	Prepayment from the company for the service provided to	2,906,209	-
Total		$2,906,209	$-

Contract liability of Xiamen Pupu Investment were partially settled by services rendered from the Company. As of November 14, 2024, $2,326,205 of contract liability was still outstanding.

As of June 30, 2024 and 2023, accrued liabilities and other payables - related parties consisted of the following:

		As of June 30,
		2024	2023
Xiamen Pupu Investment	Outstanding balance on date of disposal of this subsidiary	1,390,515	-
Total		$1,390,515	$-

Other payable of Xiamen Pupu Investment were fully settled by November 14, 2024.

Related party transaction during the fiscal year ended June 30, 2023:

In February, March, April, and June of 2023, Pop Shuzhi paid RMB96,300 (equivalent to $13,280) in total to Weiyi Lin, then vice president and director of the Company, for live broadcasting projects.

In February, March, April, and May of 2023, the Company paid $95,993 in total to Weiyi Lin for petty cash and project borrowings.

Shenzhen JamBox repaid the loan of RMB1,000,000 (approximately $143,810) to Shenzhen HipHopJust Information Technology Co., Ltd. in November 2022.

Related party transaction during the fiscal year ended June 30, 2024:

The Company loaned to Shenzhen JamBox RMB710,000 (approximately $98,273). Together with the original balance of receivable from Shenzhen JamBox, the total receivable as of June 30, 2024 was RMB2,831,000, or $389,559.

The Company sold 40% equity interests in Pupu Sibo to Lei Wang with a total consideration of RMB186,500, of which, RMB100,000 ($13,841) was received, and the remaining balance of RMB86,500 ($11,903) was still outstanding as a receivable as of June 30, 2024.

The Company sold 36% equity interests in Shenzhen JamBox to Wanquan Yi with a consideration of RMB1,800,000 or $249,142, which was still outstanding as a receivable as of June 30, 2024.

The Company sold 60% equity interests in Xiamen Pupu Investment to Mr. Huang, the Chairman of the Company, with nil consideration. The Company sold 40% equity interests in Xiamen Pupu Investment to Mr. Jiaming Wu, an employee of the Company with nil consideration.

The Company provided event hosting services to Xiamen Pupu Investment in the amount of RMB19,292,452.83, or $2,670,310.

The Company provided technical services to Hualiu Boying in the amount of RMB127,139, or $18,598.

Weiyi Lin repaid loan amount of RMB96,300, or $13,329, to the Company.

Loan guarantees for the Company provided by Mr. Huang, the Chairman of the Company, and his spouse, please refer to “Note 13—Bank Loans.”